Related Party Transactions - Schedule of Amount Due From Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 75	¥ 521	¥ 4,564
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 75	¥ 521	1,543
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Total amounts due from related parties			1,305
Fei Chen
Related Party Transaction [Line Items]
Total amounts due from related parties			¥ 1,716